RELATED PARTY TRANSACTIONS - Founder Shares (Detail)				1 Months Ended		3 Months Ended
	May 10, 2021 USD ($) shares	Dec. 09, 2020 USD ($) Day $ / shares shares	Oct. 31, 2020 shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Mar. 31, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2020 shares
Class B Common Stock
Related Party Transaction [Line Items]
Share dividend						575,000
Common shares, shares outstanding			7,200,000				6,950,072	7,200,000
Common shares, shares issued							6,950,072	7,200,000
Shares subject to forfeiture				825,000		825,000	249,928	825,000
Sponsor
Related Party Transaction [Line Items]
Number of shares surrender					131,250
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares surrender					131,250
Founder Shares
Related Party Transaction [Line Items]
Consideration received | $		$ 25,000
Consideration received, shares		5,750,000
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend				575,000
Common shares, shares outstanding				7,200,000	6,625,000	7,200,000
Common shares, shares issued				7,200,000	6,625,000	7,200,000
Founder Shares | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Founder shares surrendered for cancellation	249,928
Consideration | $	$ 0
Founder Shares | SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Share dividend				575,000	1,006,250
Common shares, shares outstanding				7,200,000	6,625,000	7,200,000
Common shares, shares issued				7,200,000	6,625,000	7,200,000
Founder Shares | SUBSEQUENT EVENTS | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend				575,000	1,006,250
Common shares, shares outstanding				7,200,000	6,625,000	7,200,000
Common shares, shares issued				7,200,000	6,625,000	7,200,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Share dividend					1,006,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Sponsor | Over-allotment option
Related Party Transaction [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		30
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $		$ 25,000
Consideration received, shares		5,750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Sponsor | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture								825,000